Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues
Total revenues	$ 102,595	$ 85,587
Operating cost and expenses
Integrated service cost	(48,422)	(44,488)
Promotional service expenses	(44,725)	(35,422)
Selling expenses	(6,063)	(4,983)
General and administrative expenses	(5,420)	(4,633)
Research and development expenses	(923)	(606)
Total operating costs and expenses	(105,553)	(90,132)
Operating loss	(2,958)	(4,545)
Other expenses
Financial expenses, net	(1,029)	(1,170)
Investment income	122	192
Other income, net	134	337
Total other expenses, net	(773)	(641)
Loss before income tax expense	(3,731)	(5,186)
Income tax benefit	84	199
Net loss	(3,647)	(4,987)
Less: Net loss attributable to non-controlling interests	(245)	(1,720)
Net loss attributable to the Company’s ordinary shareholders	$ (3,402)	$ (3,267)
Net loss per ordinary share
Basic (in Dollars per share)	$ (0.03)	$ (0.04)
Diluted (in Dollars per share)	$ (0.03)	$ (0.04)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares)	102,432,043	89,505,058
Diluted (in Shares)	102,432,043	89,505,058
Other comprehensive loss
Foreign currency translation difference	$ (1,203)	$ (845)
Total other comprehensive loss	(1,203)	(845)
Total comprehensive loss	(4,850)	(5,832)
Less: total comprehensive (loss) income attributable to non-controlling interest	86	(2,625)
Total comprehensive loss attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders	(4,936)	(3,207)
Auto eInsurance service
Revenues
Revenues	45,927	33,473
Technology service
Revenues
Revenues	10,665	7,538
Auto service
Revenues
Revenues	$ 46,003	$ 44,576